As filed with the Securities and Exchange Commission on April 8, 2022

File No. 333-19189

File No. 811-08001

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __  ☐

Post-Effective Amendment No. 35  ☒

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 36  ☒

(Check appropriate box or boxes.)

STATE FARM LIFE INSURANCE COMPANY

VARIABLE ANNUITY SEPARATE ACCOUNT

(Exact Name of Registrant)

STATE FARM LIFE INSURANCE COMPANY

(Name of Depositor)

One State Farm Plaza

Bloomington, Illinois 61710-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (888) 702-7307

Stephen McManus

State Farm Life Insurance Company

One State Farm Plaza

Bloomington, Illinois 61710-0001

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 35 under the Securities Act of 1933 (the “1933 Act”) to the Registration Statement on Form N-4 relating to certain individual variable deferred annuity policies issued through State Farm Life Insurance Company Variable Annuity Separate Account of State Farm Life Insurance Company hereby incorporates by reference Parts A, B, and C in Post-Effective Amendment No. 33 under the 1933 Act which was filed on January 13, 2022. The sole purpose of this Post-Effective Amendment is to delay the effectiveness of Post-Effective Amendment No. 33 until May 1, 2022.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, State Farm Life Insurance Company Variable Annuity Separate Account, certifies that it meets all of the requirements for effectiveness of this registration statement under 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bloomington, and State of Illinois, on the 6th day of April, 2022.

State Farm Life Insurance Company Variable Annuity
Separate Account
(Registrant)

By:	State Farm Life Insurance Company
(Depositor)

By:	/s/ Michael L. Tipsord
Michael L. Tipsord
President and Chief Executive Officer
State Farm Life Insurance Company

State Farm Life Insurance Company
(Depositor)

By:	/s/ Michael L. Tipsord
Michael L. Tipsord
President and Chief Executive Officer
State Farm Life Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Michael L. Tipsord	Director, Chairman of the Board,	April 6, 2022
Michael L. Tipsord	President, and Chief Executive Officer (Principal Executive Officer)

/s/ Mark Schwamberger	Vice President and Controller	April 6, 2022
Mark Schwamberger	(Principal Accounting Officer)

/s/ Jon C. Farney	Director, Senior Vice President and	April 6, 2022
Jon C. Farney	Treasurer (Principal Financial Officer)

/s/ Kristyn Cook	Director	April 6, 2022
Kristyn Cook

/s/ Randall H. Harbert	Director, Senior Vice President and	April 6, 2022
Randall H. Harbert	Chief Agency, Sales and Marketing Officer

/s/ Paul J. Smith	Director	April 6, 2022
Paul J. Smith

/s/ Joseph R. Monk, Jr.	Director, Senior Vice President and	April 6, 2022
Joseph R. Monk, Jr.	Chief Administrative Officer